RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of transactions between related parties

17              38 RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

(a)              Related parties that control the Company or are controlled by the Company:

See Note 10 for the principal subsidiaries.

None of the shareholders is the controlling entity of the Company.

(b)              Nature of the principal related parties that do not control/are not controlled by the Company:

(i)                                  Guangzhou Railway Group and its subsidiaries

Name of related parties	Relationship with the Company

Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangzhou Railway Group YangCheng Railway Enterprise Development Company	Subsidiary of the single largest shareholder
GRCL	Subsidiary of the single largest shareholder
GEDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Yuehai Railway Company Limited	Subsidiary of the single largest shareholder
Shichang Railway Company Limited	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Centre	Subsidiary of the single largest shareholder
Changsha Railway Construction Company Limited	Subsidiary of the single largest shareholder
Guangdong Sanmao Enterprise Development Company Limited	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder

38        RELATED PARTY TRANSACTIONS (CONTINUED)

(b)              Nature of the principal related parties that do not control/are not controlled by the Company (continued):

(i)                          Guangzhou Railway Group and its subsidiaries (continued):

Name of related parties	Relationship with the Company

Guangzhou Railway Rolling Stock Works	Subsidiary of the single largest shareholder
Foreign Economic & Trade Development Corporation of Guangzhou Railway Group	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Huaihua Railway Engineer Construction Company	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Ganshao Railway Company Limited	Subsidiary of the single largest shareholder
Hunan Changtie Industrial Development Co. Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Company	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Guangdong Sanmao Railway Capital Construction Company	Subsidiary of the single largest shareholder
Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

(ii)              Relationship with CRC and other railway companies

On 14 March 2013, pursuant to the Approval, the previous controlling entity of Guangzhou Railway Group, MOR, had been dismantled. The administrative function of MOR were transferred to the Ministry of Transport and the newly established National Railway Bureau, and its business functions were transferred to the CRC. Accordingly, the equity interests of Guangzhou Railway Group which was wholly controlled by MOR previously were transferred to the CRC (“Reform”). The Reform was completed since 1 January 2017 and the Company disclosed details of  transactions undertaken with CRC Group for both years of 2017 and 2016 for reference. Unless otherwise specified, the transactions with CRC Group disclosed below have excluded transactions undertaken with Guangzhou Railway Group and its subsidiaries.

38         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)              In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties:

(I)         Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	751,956	1,425,538	1,505,348
Revenue collected by CRC for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,180,852	1,400,876	1,428,752
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	550,168	579,253	660,847
	2,482,976	3,405,667	3,594,947
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	25,940	29,449	23,386

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	888,903	989,778	1,048,524
Cost settled by CRC for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,406,962	1,628,336	1,720,849
Operating lease rental paid to Guangzhou Railway Group for the leasing of land use rights (Note 36 (b))	55,090	55,090	57,358
	2,350,955	2,673,204	2,826,731

Other services
Social services (employee housing and public security services and other ancillary services) provided by GEDC and Yangcheng Railway (iii)	16,080	11,297	-
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	489,038	306,988	298,040
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (v)	384,262	469,273	455,716
Provision of construction services by Guangzhou Railway Group and its subsidiaries (vi)	226,089	347,409	272,390
	1,115,469	1,134,967	1,026,146

38         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)              In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(I)               Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

(i)       The service charges are determined based on a pricing scheme set by the CRC or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)      Such revenues/charges are determined by the CRC based on its standard charges applied on a nationwide basis.

(iii)     The service charges are levied based on contract prices determined based on a "cost plus a profit margin" and agreed between both contracting parties.

(iv)     The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)      The prices are determined based on mutual negotiation between the contracting parties with reference to procurement costs incurred plus a management fee ranged from 0.3% to 5% on the costs.

(vi)     Based on construction amount determined under national railway engineering guidelines.

(II)             Material transactions with CRC and other railway companies

The Group work in cooperation with the CRC and other railway companies owned and controlled by CRC for the operations of certain long distance passenger train and freight transportation businesses within the PRC.  The revenues generated therefrom are collected and settled by the CRC according to its central recording and settlement systems (see details in Note 2.24). The charges for the use of the rail lines and services provided by other railway companies are also instructed by the CRC and settled by the CRC based on its systems. Since March 2013, the collection, processing and distribution functions of revenues which were executed by MOR previously have been transferred to CRC.  As at 31 December 2017, the cooperation mode and pricing model had not been subject to any material changes.

38         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)              In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(II)                     Material transactions with CRC and other railway companies (continued):

In addition to those disclosed elsewhere in the financial statements, during the year, the Group had   the following material transactions undertaken with the CRC Group:

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CRC Group (i)	36,515	29,794	81,396
Revenue collected by CRC for services provided to CRC Group (ii)	1,752,666	1,777,640	1,877,719
Revenue from railway operation service provided to CRC Group (iii)	1,421,995	1,628,143	1,800,692
	3,211,176	3,435,577	3,759,807
Other services
Provision of repairing services for cargo trucks to CRC Group (ii)	284,348	323,993	333,917
Sales of materials and supplies to CRC Group (iv)	38,395	7,073	7,185
Provision of apartment leasing services to CRC Group (iv)	762	641	722
	323,505	331,707	341,824

Services received and purchases made
Transportation related services
Provision of train transportation services by CRC Group (i)	277,138	292,754	306,208
Cost settled by CRC for services provided by CRC Group (ii)	1,365,352	1,376,047	1,395,591
	1,642,490	1,668,801	1,701,799

Other services
Provision of repair and maintenance services by CRC Group (iv)	2,813	42,954	31,089
Purchase of materials and supplies from CRC Group (v)	33,591	15,220	19,258
Provision of construction services by CRC Group (vi)	13,538	4,385	-
	49,942	62,559	50,347

(i)               The service charges are determined based on a pricing scheme set by the CRC or based on negotiation between the contracting parties with reference to actual costs incurred.

(ii)              Such revenue/charges are determined by the CRC based on its standard charges applied on a nationwide basis.

38         RELATED PARTY TRANSACTIONS (CONTINUED)

(c)              In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(II)                 Material transactions with CRC and other railway companies (continued):

In addition to those disclosed elsewhere in the financial statements, during the year, the Group had   the following material transactions undertaken with the CRC Group (continued):

(iii)             The service charges are levied based on contract prices determined based on a “cost plus a profit margin” and explicitly agreed between both contracting parties.

(iv)            The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.

(v)             The prices are determined based on mutual negotiation between the contracting parties with reference to procurement costs incurred plus a management fee ranged from 0.3% to 5% on the costs.

(vi)            Based on construction amounts determined under national railway engineering guidelines.

(III)                Revenues collected and settled through the CRC:

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

- Passenger transportation	6,642,129	6,960,491	7,295,985
- Freight transportation	1,022,025	1,105,061	1,266,122
- Other transportation related services	86,199	86,883	112,267
	7,750,353	8,152,435	8,674,374

38        RELATED PARTY TRANSACTIONS (CONTINUED)

(d)              As at 31 December 2016 and 2017, the Group had the following material balances maintained with related parties:

(I)               Material balances with Guangzhou Railway Group and its subsidiaries:

	2016	2017
	RMB’000	RMB’000

Trade receivables	730,061	1,435,421
- Guangzhou Railway Group (i)	229,056	132,830
- Subsidiaries of Guangzhou Railway Group (i)	501,005	1,302,591

Prepayments and other receivables	25,961	44,329
- Guangzhou Railway Group	691	3,277
- Subsidiaries of Guangzhou Railway Group	25,270	41,052

Prepayments for fixed assets and construction-in-progress	225	4,352
- Guangzhou Railway Group	-	-
- Subsidiaries of Guangzhou Railway Group (ii)	225	4,352

Trade payables	533,051	681,587
- Guangzhou Railway Group (i)	61,486	61,899
- Subsidiaries of Guangzhou Railway Group (ii)	432,712	619,509
- Associates	38,853	179

Payables for fixed assets and construction-in-progress	249,308	342,519
- Guangzhou Railway Group	10,805	53,821
- Subsidiaries of Guangzhou Railway Group	168,038	220,377
- Associates	70,465	68,321

Accruals and other payables	430,331	439,509
- Guangzhou Railway Group	5,663	7,390
- Subsidiaries of Guangzhou Railway Group (iii)	422,877	430,041
- Associates (iv)	1,791	2,078

38         RELATED PARTY TRANSACTIONS (CONTINUED)

(e)        As at 31 December 2016 and 2017, the Group had the following material balances maintained with related parties (continued):

(I)           Material balances with Guangzhou Railway Group and its subsidiaries:

(i)           The trade balances due from/to Guangzhou Railway Group, subsidiaries of Guangzhou Railway Group mainly represent service fees and charges payable and receivable balances arising from the provision of passenger transportation and cargo forwarding businesses jointly with these related parties within the PRC.

(ii)          The trade payables due to subsidiaries of Guangzhou Railway Group mainly represent payables arising from unsettled fees for purchase of materials and provision of other services according to various service agreements entered into between the Group and the related parties.

(iii)         The other payables due to subsidiaries of Guangzhou Railway Group mainly represent the performance deposits received for construction projects and deposits received from ticketing agencies.

(iv)        The other payables due to associates mainly represent the performance deposits received for construction projects operated by associates.

As at 31 December 2016 and 2017, all the balances maintained with related parties were unsecured, non-interest bearing and were repayable on demand.

(II)                                         Material balances with CRC Group:

	As at 31 December
	2016	2017
	RMB’000	RMB’000

Due from CRC Group
- Trade receivables	1,443,272	1,372,631
- Other receivables	4,672	1,207

Due to CRC Group
- Trade payables and payables for fixed assets and construction-in-progress	65,496	62,620
- Other payables	15,901	6,413

As at 31 December 2017, all the balances maintained with CRC Group were unsecured, non-interest bearing and were repayable on demand.